OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
OTHER LIABILITIES
Authorization licenses		R$ 258,742	R$ 1,048,523
Liabilities with related parties (Note 28)		125,987	112,358
Payment for license renewal		167,536	215,154
Third-party withholdings		144,593	227,685
Surplus from post-employment benefit plans (Note 30)		531,938	327,670
Amounts to be refunded to subscribers		189,380	168,708
Other liabilities		72,893	92,447
Total		1,491,069	2,192,545
Current		718,468	1,640,757
Noncurrent		R$ 772,601	R$ 551,788
Installment paid	R$ 858,991